Discontinued Operations and Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Financial Performance Relating to Discontinued Operations	The financial performance and cash flow information relating to the discontinued operations were as follows:
For the year ended 31 December

	2023	2022	2021
	£m	£m	£m
Net interest income	—	—	32
Net fee and commission income	—	—	35
Other operating income	—	—	2
Total operating income	—	—	69
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	—	—	(33)
Credit impairment (charges)/write-backs	—	—	11
Provisions for other liabilities and charges	—	—	(4)
Total operating credit impairment (charges)/write-backs, provisions and charges	—	—	7
Profit from discontinued operations before tax	—	—	43
Tax on profit from discontinued operations	—	—	(12)
Profit from discontinued operations after tax	—	—	31

Disclosure of Assets Classified as Held for Sale	At 31 December 2023, assets held for sale comprised:

	2023	2022
	£m	£m
Assets
Property, plant and equipment	13	49
Total assets held for sale	13	49